Pension Plans And Other Post-Retirement Benefits (Schedule Of Net Periodic Benefit Cost Not Yet Recognized) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits [Member]
Net actuarial loss	$ 46,843	$ 106,980
Prior service cost (credit)	1,734	1,297
Total recognized in regulatory assets	48,577	108,277
Other Postretirement Benefits [Member]
Net actuarial loss	7,280	21,315
Prior service cost (credit)	(682)	(977)
Total recognized in regulatory assets	$ 6,598	$ 20,338